Trade and other payables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Trade payables	€ 16,555	€ 16,731
Other payables of payroll and employee related liabilities	€ 2,307	€ 2,203
Other payables period	30 days